Cash flow information	12 Months Ended
Jun. 30, 2019
Cash Flow Information [Abstract]
Cash flow information

15.	Cash flow information

Following is a detailed description of cash flows generated by the Group's operations for the years ended June 30, 2019, 2018 and 2017:

	Note	June 30, 2019	June 30, 2018	June 30, 2017
(Loss) / profit for the year		(26,847)	23,237	3,048
Profit for the year from discontinued operations		(480)	(20,377)	(8,835)
Adjustments for:
Income tax	18	(1,690)	(6,280)	1,491
Amortization and depreciation	20	7,503	6,763	7,613
Gain from disposal of property, plant and equipment		-	3	79
Net loss / (gain) from fair value adjustment of investment properties		23,710	(16,981)	4,389
Share-based compensation		44	46	163
(Recovery) / impairment charge of property plant and equipment and intangible assets		-	-	(24)
Gain from disposal of intangible assets		(9)	-	-
Derecognition of intangible assets from TGLT agreement		-	-	62
Impairment of trading property		32	-	(28)
Impairment of goodwill		129	-	-
Disposal of investment property		-	-	(6)
Gain from disposal of subsidiary and associates		(688)	(601)	-
Gain from disposal of trading properties		(447)	(6)	-
Impairment of other assets		222	-	-
Other financial results, net		10,893	18,589	491
Reversal of cumulative translation adjustment		-	-	(85)
Provisions and allowances		1,073	605	232
Share of loss of associates and joint ventures	7	4,889	2,481	757
Changes in operating assets and liabilities:
Increase in restricted assets		(142)	-	-
Decrease in inventories		267	184	181
Decrease in trading properties		942	891	1,136
Decrease / (increase) in trade and other receivables		1,287	104	(2,314)
(Decrease) / increase in trade and other payables		(1,028)	902	350
(Decrease) / increase in salaries and social security liabilities		(91)	95	111
Decrease in provisions		(277)	(359)	(159)
Net cash generated by continuing operating activities before income tax paid		19,292	9,296	8,652
Net cash generated by discontinued operating activities before income tax paid		611	6,719	6,705
Net cash generated by operating activities before income tax paid		19,903	16,015	15,357

The following table shows balances incorporated as result of business combination / deconsolidation or reclassification of assets and liabilities held for sale of subsidiaries:

	June 30, 2018	June 30, 2017
Investment properties	(6,817)	-
Property, plant and equipment	(44,807)	3,448
Trading properties	-	-
Intangible assets	(9,627)	38
Investments in associates and joint ventures	(568)	(149)
Deferred income tax	-	107
Trade and other receivables	(18,521)	1,190
Investment in financial assets	(4,428)	-
Derivative financial instruments	(36)	-
Inventories	(9,173)	-
Restricted assets	(142)	-
Trade and other payables	35,678	(1,847)
Salaries and social security liabilities	3,717	(298)
Borrowings	32,748	(1,329)
Provisions	672	4
Income tax and MPIT liabilities	11	2
Deferred income tax liabilities	4,350	-
Employee benefits	1,951	(95)
Net amount of non-cash assets incorporated / held for sale	(14,992)	1,071
Cash and cash equivalents	(8,641)	302
Non-controlling interest	11,402	81
Goodwill	115	(52)
Net amount of assets incorporated / held for sale	(12,116)	1,402
Interest held before acquisition	-	135
Seller financing	(59)	-
Cash and cash equivalents incorporated / held for sale	-	(302)
Net (outflow) inflow of cash and cash equivalents / assets and liabilities held for sale	(12,175)	1,235

The following table shows a detail of significant non-cash transactions occurred in the years ended June 30, 2019, 2018 and 2017:

	June 30, 2019	June 30, 2018	June 30, 2017
Decrease in investments in associates and joint ventures through a decrease in borrowings	6	310	18
Dividends distribution to non-controlling shareholders not yet paid	238	2,378	129
Increase in investments in associates and joint ventures through a decrease in trade and other receivables	-	11	99
Increase in intangible assets through an increase in trade and other payables	231	8	224
Increase in investments in associates and joint ventures through a decrease in investments in financial assets	-	6	1,414
Increase in derivative financial instruments through a decrease in investments in financial assets	-	-	48
Payment of dividends through an increase in trade and other payables	-	12	-
Changes in non-controlling interest through a decrease in trade and other receivables	-	2,147	-
Increase in property, plant and equipment through an increase of trade and other payables	597	3,400	-
Increase in property, plant and equipment through an increase of borrowings	4	14	-
Increase in investment properties through an increase in trade and other payables	493	207	-
Increase in investment properties through a decrease of trade and other receivables	402	90	-
Increase in trade and other receivables through an increase in borrowings	-	170	-
Increase in trading properties through an increase in borrowings	12	3	-
Increase in investment properties through an increase in borrowings	163	42	-
Decrease in investment in associates and joint ventures through dividends receivables not yet paid	-	6	-
Decrease in investment in associates and joint ventures through an increase in assets held for sale	-	68	-
Increase in financial operations through a decrease in investments in associates and joint ventures	-	101	-
Increase in trading properties through a decrease in investment property	68	-	-
Increase in property plant and equipment through a decrease in investment property	14	-	-
Issuance of NCN through an early repayment of NCN	2,347	-	-
Distribution of dividends in kind	1,827	-	-